Condensed financial statements of the parent company only - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net Income (Loss)	$ 231,942	$ 216,316	$ 225,492
Adjustments to reconcile net income to operating cash flows
Depreciation, accretion and amortization	36,822	42,158	36,212
Provision for credit losses (recoveries)	217	1,662	4,452
Share-based payments and settlements	22,246	21,002	20,812
Net (gains) losses on other real estate owned	0	(50)	40
(Increase) decrease in carrying value of equity method investments	(221)	334	165
Dividends received from equity method investments	60	135	5,256
Changes in operating assets and liabilities
Cash provided by (used in) operating activities	279,561	265,432	300,290
Cash flows from investing activities
(Increase) decrease in securities purchased under agreements to resell having original maturities of 3 months of less	433,004	(545,053)	(127,403)
Short-term investments other than restricted cash: proceeds from maturities and sales	1,390,104	2,232,366	1,960,286
Short-term investments other than restricted cash: purchases	(1,554,031)	(1,764,289)	(2,057,132)
Available-for-sale investments: proceeds from maturities and pay downs	317,335	507,014	292,049
Available-for-sale investments: purchases	(669,610)	(951,990)	(71,859)
Held-to-maturity investments: proceeds from maturities and pay downs	251,052	258,489	276,606
Net (increase) decrease in loans to third parties	226,958	236,975	457,295
Additions to premises, equipment and computer software	(24,752)	(21,049)	(26,932)
Proceeds from sale of other real estate owned	0	588	646
Cash provided by (used in) investing activities	102,359	(581,020)	681,801
Cash flows from financing activities
Net increase (decrease) in deposits	(331,196)	873,120	(1,198,146)
Repayment of long-term debt	(100,000)	0	(75,000)
Common shares repurchased	(146,686)	(155,305)	(88,590)
Cash dividends paid on common shares	(77,723)	(79,581)	(86,186)
Cash provided by (used in) financing activities	(745,637)	735,560	(1,447,922)
Cash, cash equivalents and restricted cash: beginning of year	2,088,542	1,672,260	2,116,546
Cash, cash equivalents and restricted cash: end of year	1,776,683	2,088,542	1,672,260
Components of cash, cash equivalents and restricted cash at end of year
Cash and cash equivalents	1,708,936	1,998,112	1,646,648
Restricted cash included in short-term investments on the consolidated balance sheets	67,747	90,430	25,612
Total cash, cash equivalents and restricted cash at end of year	1,776,683	2,088,542	1,672,260
Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	0	87	336
Initial recognition of right-of-use assets and operating lease liabilities	5,101	2,068	3,268
Bank of N.T. Butterfield & Son Ltd
Cash flows from operating activities
Net Income (Loss)	231,942	216,316	225,492
Adjustments to reconcile net income to operating cash flows
Depreciation, accretion and amortization	15,818	16,628	14,792
Provision for credit losses (recoveries)	(2,725)	1,834	4,755
Share-based payments and settlements	22,246	21,003	20,812
Net change in equity securities at fair value	0	0	236
Net (gains) losses on other real estate owned	0	(50)	40
(Increase) decrease in carrying value of equity method investments	(112)	483	313
Dividends received from equity method investments	0	0	5,096
Equity in undistributed earnings of subsidiaries	(22,137)	2,827	55,415
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable and other assets	263	(2,549)	10,626
Increase (decrease) in employee benefit plans, accrued interest payable and other liabilities	(1,820)	(13,456)	10,955
Cash provided by (used in) operating activities	287,749	237,382	237,702
Cash flows from investing activities
(Increase) decrease in securities purchased under agreements to resell having original maturities of 3 months of less	90,674	96,600	(127,403)
Short-term investments other than restricted cash: proceeds from maturities and sales	326,927	781,459	357,451
Short-term investments other than restricted cash: purchases	(302,226)	(417,695)	(869,466)
Available-for-sale investments: proceeds from maturities and pay downs	117,277	156,134	131,261
Available-for-sale investments: purchases	(320,255)	(694,620)	(41,426)
Held-to-maturity investments: proceeds from maturities and pay downs	100,789	99,962	112,348
Net (increase) decrease in loans to third parties	137,047	136,147	117,772
Additions to premises, equipment and computer software	(11,801)	(8,937)	(13,267)
Proceeds from sale of other real estate owned	0	588	646
Injection of capital in subsidiary	(430)	0	(58,477)
Return of capital from a subsidiary	0	(1,878)	0
Cash provided by (used in) investing activities	137,405	150,453	(367,046)
Cash flows from financing activities
Net increase (decrease) in deposits	(326,738)	281,518	(147,941)
Repayment of long-term debt	(100,000)	0	(75,000)
Common shares repurchased	(146,686)	(155,305)	(88,590)
Cash dividends paid on common shares	(77,723)	(79,581)	(86,186)
Cash provided by (used in) financing activities	(651,147)	46,632	(397,717)
Net increase (decrease) in cash, cash equivalents and restricted cash	(225,993)	434,467	(527,061)
Cash, cash equivalents and restricted cash: beginning of year	818,299	383,832	910,893
Cash, cash equivalents and restricted cash: end of year	592,306	818,299	383,832
Components of cash, cash equivalents and restricted cash at end of year
Cash and cash equivalents	582,162	799,149	370,484
Restricted cash included in short-term investments on the consolidated balance sheets	10,144	19,150	13,348
Total cash, cash equivalents and restricted cash at end of year	592,306	818,299	383,832
Supplemental disclosure of cash flow information
Cash interest paid	47,883	58,864	39,412
Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	0	87	336
Initial recognition of right-of-use assets and operating lease liabilities	77	0	0
Bank of N.T. Butterfield & Son Ltd | Customers
Cash flows from investing activities
Net decrease in loans to subsidiaries	$ (597)	$ 2,693	$ 23,515